Significant Accounting Policies	12 Months Ended
Dec. 31, 2022
Significant Accounting Policies [Abstract]
SIGNIFICANT ACCOUNTING POLICIES
NOTE 2:-	SIGNIFICANT ACCOUNTING POLICIES

The following accounting policies have been applied consistently in the financial statements for all periods presented, unless otherwise stated.

1)	Basis of presentation of the financial statements

These financial statements have been prepared in accordance with International Financial Reporting Standards as issued by the International Accounting Standards Board (“IFRS”).

The financial statements for the year ended December 31, 2021 were the Company’s first consolidated financial statements prepared in accordance with IFRS. The date of transition to IFRS was January 1, 2021. For all periods up to and including the year ended December 31, 2021, the Company prepared its financial statements in accordance with United States generally accepted accounting principles (“U.S. GAAP”). Accordingly, the Company’s first consolidated financial statements that comply with IFRS are applicable as of December 31, 2022, together with the comparative period data for the year ended December 31, 2021 (See also Note 22 to our consolidated financial statements).

Measurement basis:

The Company’s consolidated financial statements are prepared on a cost basis, except for financial assets measured at fair value through other comprehensive income (“OCI”), employee benefit assets and liabilities, and financial assets and liabilities which are presented at fair value through profit or loss. (See Note 6).

The Company has elected to present the profit or loss items using the function of expense method.

2)	Use of estimates, judgments and assumptions:

The preparation of the consolidated financial statements requires management to make estimates, judgments, and assumptions, that have an effect on the application of the accounting policies and on the reported amounts of assets, liabilities, revenues and expenses in the financial statements. Such judgments, estimates and assumptions are related, but not limited to liabilities in respect of business combinations, goodwill and intangible assets and their subsequent impairment analysis, determination of fair value of put options of non-controlling interests, legal contingencies, research and development capitalization as well as amortization periods, classification of leases as well as the determination of the lease term and the incremental borrowing rate, income tax uncertainties, deferred taxes, share-based compensation, as well as the determination of revenue recognition from contracts accounted for based on the estimate of percentage of completion, identification of performance obligations and the determination of the transaction price as well as the standalone selling prices, and evaluating expected credit losses (“ECL”). The Company’s management believes that the estimates, judgments, and assumptions used, are reasonable based upon information available at the time they are made. These estimates, judgments and assumptions can affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the consolidated financial statements, and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates. Changes in accounting estimates are reported in the period of the change in estimate.

3)	Consolidated financial statements:

The consolidated financial statements comprise the financial statements of companies that are controlled by the Company (subsidiaries). Control is achieved when the Company is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee. Potential voting rights are considered when assessing whether an entity has control. The consolidation of the financial statements commences on the date on which control is obtained and ends when such control ceases.

The financial statements of the Company and of the subsidiaries are prepared for the same reporting period and using consistent accounting treatment of similar transactions and economic activities. Significant intragroup balances and transactions and gains or losses resulting from intragroup transactions are eliminated in full in the consolidated financial statements.

4)	Non-controlling interests

Non-controlling interests in subsidiaries, represent the equity in subsidiaries not attributable, directly or indirectly, to a parent. Non-controlling interests are presented in equity separately from the equity attributable to the equity holders of the Company. Profit or loss and components of other comprehensive income are attributed to the Company and to non-controlling interests. Losses are attributed to non-controlling interests even if they result in a negative balance of non-controlling interests in the consolidated statement of financial position. A change in the ownership interest of a subsidiary, without a loss of control, is accounted for as a change in equity by adjusting the carrying amount of the non-controlling interests with a corresponding adjustment of the equity attributable to equity holders of the Company less / plus the consideration paid or received.

5)	Business combinations and goodwill:

Business combinations are accounted for by applying the acquisition method. The cost of the acquisition is measured at the fair value of the consideration transferred on the acquisition date with the addition of non-controlling interests in the acquiree. In each business combination, the Company chooses whether to measure the non-controlling interests in the acquiree based on their fair value on the acquisition date or at their proportionate share in the fair value of the acquiree’s net identifiable assets.

Direct acquisition costs are carried to the statement of profit or loss as incurred.

In a business combination achieved in stages, equity interests in the acquiree that had been held by the acquirer prior to obtaining control are measured at the acquisition date fair value while recognizing a gain or loss resulting from the revaluation of the prior investment on the date of achieving control.

A put option granted by the Group to non-controlling interests is accounted for using the expected purchase approach under the presumption that the put option will be exercised, and therefore the parent effectively holds an interest in the subsidiary’s shares as if the put option had been exercised. A put option granted by the Group to non-controlling interests for which the consideration to be paid in cash or other financial asset is recognized as a liability in the amount of the present value of the option’s exercise price.

Contingent consideration is recognized at fair value on the acquisition date and classified as a financial asset or liability in accordance with IFRS 9. Subsequent changes in the fair value of the contingent consideration are recognized in profit or loss.

Goodwill is initially measured at cost which represents the excess of the acquisition consideration and the amount of non-controlling interests over the net identifiable assets acquired and liabilities assumed. If the resulting amount is negative, the acquirer recognizes the resulting gain on the acquisition date.

6)	Functional currency, presentation currency and foreign currency:

i.	Functional currency and presentation currency:

The presentation currency of these financial statements is the U.S dollars (the “dollar”), since the Company believes that financial statements in U.S dollars provide more relevant information to its investors and users of the financial statements. Also, the dollar is the currency of the primary economic environment in which the Company and certain subsidiaries operate. Thus, the functional and reporting currency of the Company and certain subsidiaries is the dollar.

Assets, including fair value adjustments upon acquisition, and liabilities of an investee which is a foreign operation, are translated at the closing rate at each reporting date. Profit or loss items are translated at average exchange rates for all periods presented. The resulting translation differences are recognized in other comprehensive income (loss).

Intragroup loans for which settlement is neither planned nor likely to occur in the foreseeable future are, in substance, a part of the investment in the foreign operation and, accordingly, the exchange rate differences from these loans (net of the tax effect) are recorded in other comprehensive income (loss).

ii.	Transactions, assets and liabilities in foreign currency:

Transactions denominated in foreign currency are recorded upon initial recognition at the exchange rate at the date of the transaction. After initial recognition, monetary assets and liabilities denominated in foreign currency are translated at each reporting date into the functional currency at the exchange rate at that date. Exchange rate differences are recognized in profit or loss. Non-monetary assets and liabilities denominated in foreign currency and measured at cost are translated at the exchange rate at the date of the transaction. Non-monetary assets and liabilities denominated in foreign currency and measured at fair value are translated into the functional currency using the exchange rate prevailing at the date when the fair value was determined.

7)	Cash equivalents:

Cash equivalents are considered short-term highly liquid investments, that are readily convertible to cash with original maturities of three months or less, at acquisition. Cash and cash equivalents include amounts held primarily in NIS, dollar, Euro, Japanese Yen and British Pound.

8)	Short-term bank deposits:

Short-term bank deposits are deposits with an original maturity of more than three months from the date of investment and which do not meet the definition of cash equivalents. The deposits are presented at a cost (including accrued interest) which approximates their fair value. Restricted deposits include deposits used to secure certain subsidiaries’ ongoing projects, as well as security deposits with respect to leases, and are classified under other short-term and long-term receivables.

As of January 1, 2021, December 31, 2021 and 2022, the Company’s bank deposits are mainly denominated in U.S. dollars and bear yearly interest rates of mainly 0.27%, 0.27% and 3.54%, respectively.

9)	Revenue recognition:

Revenues are recognized when control of the promised goods or services are transferred to the customers, in an amount that reflects the consideration that the company expects to receive in exchange for those goods or services.

The Company determines revenue recognition through the following steps:

●	identification of the contract with a customer;

●	identification of the performance obligations in the contract;

●	determination of the transaction price;

●	allocation of the transaction price to the performance obligations in the contract; and

●	recognition of revenue when, or as, the Company satisfies a performance obligation.

The Company enters into contracts that can include various combinations of products, software and professional services, as detailed below, which are generally distinct from each other and accounted for as separate performance obligations.

The Company derives its revenues from licensing the rights to use its software (proprietary and non-proprietary), provision of related professional services, maintenance and technical support as well as from other software and IT professional services (either fixed price or based on time and materials). The Company sells its products primarily through direct sales force and indirectly through distributors and value added resellers.

Under IFRS 15, an entity recognizes revenue when or as it satisfies a performance obligation by transferring software license or software related services to the customer, either at a point in time or over time. When the Company enters into a contract for the sale of software license which does not require significant implementation services, and the customer receives the rights to use the perpetual or term-based software license, the Company recognizes revenue from the sale of the software license at the time of delivery, when the customer receives control of the software license. The software license is considered a distinct performance obligation recognized at a point-in-time, as the customer can benefit from the software on its own or together with other readily available resources. Revenue from long term contracts which involve significant implementation, customization, or integration of the Company’s software license to customer-specific requirements are considered as one performance obligation satisfied over-time. The underlying deliverable is owned and controlled by the customer and does not create an asset with an alternative use to the Company. The Company recognizes revenue of such contracts over time using cost inputs, which recognize revenue and gross profit as work is performed based on a ratio between actual costs incurred compared to the total estimated costs for the contract, to measure progress toward completion of its performance obligations. Provisions for estimated losses on uncompleted contracts are made in the period in which such losses are first determined, in the amount of the estimated loss for the entire contract.

In addition, the Company provides professional services that do not involve significant customization to customer-specific specifications (typically staffing or consulting services). The revenue is recognized as the services are performed, either on a straight-line basis or based on the hours of services that were provided to the customer, in accordance with the terms of the contracts.

The Company’s revenues from post contract support are derived from annual maintenance contracts providing for unspecified upgrades for new versions and enhancements on a when-and-if-available basis for an annual fee, as well as technical support for software licenses previously sold. The right for an unspecified upgrade for new versions and enhancements on a when-and-if-available basis do not specify the features, functionality and release date of future product enhancements for the customer to know what will be made available and the general timeframe in which it will be delivered. The Company considers the post contract support performance obligation as a distinct performance obligation that is satisfied over time, and recognized on a straight-line basis over the contractual period.

Revenue from professional services, both related to software and IT professional services businesses consists of either fixed price or time and materials, and are considered performance obligations that are satisfied over time, and revenues are recognized as the services are provided.

The transaction price is allocated to the separate performance obligations on a relative standalone selling price basis. Stand-alone selling prices of software licenses are typically estimated using the residual approach. Stand-alone selling prices of services are typically estimated based on observable transactions when these services are sold on a standalone basis.

When another party is involved in providing goods or services to the customer, the Company examines whether the nature of its promise is a performance obligation to provide the defined goods or services itself, which means the Company is a principal and therefore recognizes revenue in the gross amount of the consideration, or to arrange that another party provide the goods or services which means the Company is an agent and therefore recognizes revenue in the amount of the net commission.

The Company is a principal when it controls the promised goods or services before their transfer to the customer. Indicators that the Company controls the goods or services before their transfer to the customer include, inter alia, as follows: the Company is responsible for fulfilling the promises in the contract; the Company has inventory risk before the goods or services are transferred to the customer; and the Company has discretion in setting the prices of the goods or services.

Revenue from third-party sales is recorded at a gross or net amount according to certain indicators. The application of these indicators for gross and net reporting of revenue depends on the relative facts and circumstances of each sale.

The Company pays commissions to sales and marketing and certain management personnel based on their attainment of certain predetermined sales or profit goals. The Company expenses sales commissions as they are incurred when the amortization period would have been less than one year. In addition, generally, sales commissions which are paid upon contract renewal are commensurate with the initial commissions as the renewal amounts are substantially identical to the initial commission costs. During the years ended December 31, 2022 and 2021, no costs have been capitalized.

The Company does not assess whether a contract has a significant financing component if the expectation at contract inception is such that the period between payment by the customer and the transfer of the promised goods or services to the customer will be one year or less.

10)	Income tax:

Current or deferred taxes are recognized in profit or loss, except to the extent that they relate to items which are recognized in other comprehensive income or equity.

●	Current taxes:

The current tax liability is measured using the tax rates and tax laws that have been enacted or substantively enacted by the reporting date as well as adjustments required in connection with the tax liability in respect of previous years.

●	Deferred taxes:

Deferred taxes are computed in respect of temporary differences between the carrying amounts in the financial statements and the amounts attributed for tax purposes. Deferred taxes are measured at the tax rate that is expected to apply when the asset is realized or the liability is settled, based on tax laws that have been enacted or substantively enacted by the reporting date. Deferred tax assets are reviewed at each reporting date and reduced to the extent that it is not probable that they will be utilized. Deductible carryforward losses and temporary differences for which deferred tax assets had not been recognized are reviewed at each reporting date and a respective deferred tax asset is recognized to the extent that their utilization is probable.

Taxes that would apply in the event of the disposal of investments in investees have not been considered in computing deferred taxes, as long as the disposal of the investments in investees is not probable in the foreseeable future. Also, deferred taxes that would apply in the event of distribution of earnings by investees as dividends have not been considered in computing deferred taxes, since the distribution of dividends does not involve an additional tax liability or since it is the Company’s policy not to initiate distribution of dividends from a subsidiary that would trigger an additional tax liability.

Taxes on income that relate to distributions of an equity instrument and to transaction costs of an equity transaction are accounted for pursuant to IAS 12.

Deferred taxes are offset if there is a legally enforceable right to offset a current tax asset against a current tax liability and the deferred taxes relate to the same taxpayer and the same taxation authority.

●	Uncertain tax position:

A provision for uncertain tax positions, including additional tax and interest expenses, is recognized when it is more likely than not that the Company will have to use its economic resources to pay the obligation.

11)	Leases:

The Company accounts for a contract as a lease when the contract terms convey the right to control the use of an identified asset for a period of time in exchange for consideration.

i)	The Company as lessee:

For leases in which the Company is the lessee, the Company recognizes on the commencement date of the lease a right-of-use asset and a lease liability, excluding leases whose term is up to twelve months and leases for which the underlying asset is of low value. For these excluded leases, the Company has elected to recognize the lease payments as an expense in profit or loss on a straight-line basis over the lease term. In measuring the lease liability, the Company has elected to apply the practical expedient in the Standard and does not separate the lease components from the non-lease components (such as management and maintenance services, etc.) included in a single contract.

Leases which entitle employees to a company car as part of their employment terms are accounted for as employee benefits in accordance with the provisions of IAS 19 and not as subleases.

On the commencement date, the lease liability includes all unpaid lease payments discounted at the interest rate implicit in the lease, if that rate can be readily determined, or otherwise using the Company’s incremental borrowing rate. After the commencement date, the Company measures the lease liability using the effective interest rate method.

On the commencement date, the right-of-use asset is recognized in an amount equal to the lease liability plus lease payments already made on or before the commencement date and initial direct costs incurred. The right-of-use asset is measured applying the cost model and depreciated over the shorter of its useful life and the lease term.

Following are the amortization periods of the right-of-use assets by class of underlying asset:

	Years	Mainly
Land and buildings	1–11	3
Motor vehicles	1–5	3

The Company tests for impairment of the right-of-use asset whenever there are indications of impairment pursuant to the provisions of IAS 36.

ii)	Variable lease payments that depend on an index:

On the commencement date, the Company uses the index rate prevailing on the commencement date to calculate the future lease payments.

For leases in which the Company is the lessee, the aggregate changes in future lease payments resulting from a change in the index are discounted (without a change in the discount rate applicable to the lease liability) and recorded as an adjustment of the lease liability and the right-of-use asset, only when there is a change in the cash flows resulting from the change in the index (that is, when the adjustment to the lease payments takes effect).

iii)	Lease extension and termination options:

A non-cancelable lease term includes both the periods covered by an option to extend the lease when it is reasonably certain that the extension option will be exercised and the periods covered by a lease termination option when it is reasonably certain that the termination option will not be exercised.

In the event of any change in the expected exercise of the lease extension option or in the expected non-exercise of the lease termination option, the Company remeasures the lease liability based on the revised lease term using a revised discount rate as of the date of the change in expectations. The total change is recognized in the carrying amount of the right-of-use asset until it is reduced to zero, and any further reductions are recognized in profit or loss.

iv)	Lease modifications:

If a lease modification does not reduce the scope of the lease and does not result in a separate lease, the Company remeasures the lease liability based on the modified lease terms using a revised discount rate as of the modification date and records the change in the lease liability as an adjustment to the right-of-use asset.

If a lease modification reduces the scope of the lease, the Company recognizes a gain or loss arising from the partial or full reduction of the carrying amount of the right-of-use asset and the lease liability. The Company subsequently remeasures the carrying amount of the lease liability according to the revised lease terms, at the revised discount rate as of the modification date and records the change in the lease liability as an adjustment to the right-of-use asset.

12)	Property, plant and equipment, net:

Property, plant and equipment are measured at cost, including directly attributable costs, less accumulated depreciation. Cost includes spare parts and auxiliary equipment that are used in connection with plant and equipment. The cost of an item of property, plant and equipment comprises the initial estimate of the costs of dismantling and removing the item and restoring the site on which the item is located.

Depreciation is calculated on a straight-line basis over the estimated useful life of the assets at annual rates as follows:

Years

Software	3–5 (mainly 5)
Computers and peripheral equipment	3–5
Office furniture and equipment	7–15 (mainly 7)
Motor vehicles	7

Leasehold improvements are amortized using the straight-line method over the term of the lease (including option terms that are deemed to be reasonably assured) or the estimated useful life of the improvements, whichever is shorter.

The useful life, the depreciation method and the residual value of an asset are reviewed at least each year-end (at the end of the year) and any changes are accounted for prospectively as a change in accounting estimate. Depreciation of an asset ceases at the earlier of the date that the asset is classified as held for sale and the date that the asset is derecognized.

13)	Intangible assets:

Separately acquired intangible assets are measured on initial recognition at cost, including directly attributable costs. Intangible assets acquired in a business combination are measured at fair value at the acquisition date. Expenditures relating to internally generated intangible assets, excluding capitalized development costs, are recognized in profit or loss when incurred.

Intangible assets with a finite useful life are amortized over their useful life and reviewed for impairment whenever there is an indication that the asset may be impaired. The amortization period and the amortization method for an intangible asset are reviewed at least at each year end.

Research and development expenditures

Research expenditures incurred in the process of software development are recognized in profit or loss when incurred. An intangible asset arising from a software development project or from the development phase of an internal project is recognized if the Company can demonstrate the technical feasibility of completing the intangible asset so that it will be available for use or sale; the Company’s intention to complete the intangible asset and use or sell it; the ability to use or sell the intangible asset; how the intangible asset will generate future economic benefits; the availability of adequate technical, financial and other resources to complete the intangible asset; and the ability to measure reliably the respective expenditure asset during its development. The Company establishes technological feasibility upon completion of a detailed program design or a working model.

Capitalized software costs are measured at cost less any accumulated amortization and any accumulated impairment losses on a product-by-product basis. Amortization of capitalized software costs begin when development is complete, and the product is available for use or for sale. The Company considers a product to be available for use when the Company completes its internal validation of the product that is necessary to establish that the product meets its design specifications including functions, features, and technical performance requirements. Internal validation includes the completion of coding, documentation and testing that ensure bugs are reduced to a minimum. The internal validation of the product takes place a few weeks before the product is made available to the market. In certain instances, the Company enters into a short pre-release stage, during which the product is made available to a selected number of customers as a beta program for their own review and familiarization. Subsequently, the release is made generally available to customers. Once a product is considered available for use, the capitalization of costs ceases and amortization of such costs to “cost of sales” begins.

Capitalized software costs are amortized on a product-by-product basis by the straight-line method over the estimated useful life of the software product (between 5-7 years).

Research and development costs incurred in the process of developing product enhancements are generally charged to expenses as incurred.

The Company assesses the recoverability of its capitalized software costs on a regular basis by assessing the net realizable value of these intangible assets based on the estimated future gross revenues from each product reduced by the estimated future costs of completing and disposing of it, including the estimated costs of performing maintenance and customer support over its remaining economical useful life using internally generated projections of future revenues generated by the products, cost of completion of products and cost of delivery to customers over its remaining economical useful life.

Other intangible assets

Intangible assets excluding capitalized development costs are comprised mainly of customer-related intangible assets, backlogs, acquired technology and patent, and are amortized over their useful lives using a method of amortization that reflects the pattern in which the economic benefits of the intangible assets are consumed or otherwise used up. The useful life of intangible assets is as follows:

Years
Customer relationships	Up to 15
Acquired technology	Up to 10 (mainly 5)

Gains or losses arising from the derecognition of an intangible asset are determined as the difference between the net disposal proceeds and the carrying amount of the asset and are recognized in profit or loss.

The useful life of these assets is reviewed annually to determine whether their indefinite life assessment continues to be supportable. If the events and circumstances do not continue to support the assessment, the change in the useful life assessment from indefinite to finite is accounted for prospectively as a change in accounting estimate, and on that date the asset is tested for impairment. Commencing from that date, the asset is amortized systematically over its useful life.

14)	Impairment of non-financial assets:

The Company evaluates the need to record an impairment of non-financial assets (property, plant and equipment, capitalized software costs and other intangible assets, goodwill) whenever events or changes in circumstances indicate that the carrying amount is not recoverable. If the carrying amount of non-financial assets exceeds their recoverable amount, the assets are reduced to their recoverable amount. The recoverable amount is the higher of fair value less costs of sale and value in use. In measuring value in use, the expected future cash flows are discounted using a pre-tax discount rate that reflects the risks specific to the asset. The recoverable amount of an asset that does not generate independent cash flows is determined for the cash-generating unit to which the asset belongs. Impairment losses are recognized in profit or loss.

An impairment loss of an asset, other than goodwill, is reversed only if there have been changes in the estimates used to determine the asset’s recoverable amount since the last impairment loss was recognized. Reversal of an impairment loss, as above, shall not be increased above the lower of the carrying amount that would have been determined (net of depreciation or amortization) had no impairment loss been recognized for the asset in prior years and its recoverable amount. The reversal of impairment loss of an asset presented at cost is recognized in profit or loss.

For the purpose of impairment testing, goodwill acquired in a business combination is allocated, at the acquisition date, to each of our cash-generating units that are expected to benefit from the synergies of the combination. The Company reviews goodwill for impairment once a year, on December 31, or more frequently if events or changes in circumstances indicate that there is an impairment.

Goodwill is tested for impairment by assessing the recoverable amount of the cash-generating unit (or group of cash-generating units) to which the goodwill has been allocated. An impairment loss is recognized if the recoverable amount of the cash-generating unit (or group of cash-generating units) to which goodwill has been allocated is less than the carrying amount of the cash-generating unit (or group of cash-generating units). Any impairment loss is allocated first to goodwill. Impairment losses recognized for goodwill cannot be reversed in subsequent periods.

During the years ended December 31, 2021 and 2022, no impairment loss was identified.

15)	Financial instruments:

The accounting policy for financial instruments in accordance with IFRS 9, “Financial Instruments” (“the Standard”) is as follows:

1.	Financial assets

Financial assets are measured upon initial recognition at fair value plus transaction costs that are directly attributable to the acquisition of the financial assets, except for financial assets measured at fair value through profit or loss in respect of which transaction costs are recorded in profit or loss.\

The Company classifies and measures debt instruments in the financial statements based on the following criteria:

-	The Company’s business model for managing financial assets, and;

-	The contractual cash flow terms of the financial asset.

Impairment of financial assets:

The Company evaluates at the end of each reporting period the loss allowance for financial debt instruments which are not measured at fair value through profit or loss.

The Company has short-term financial assets such as trade receivables in respect of which the Company applies a simplified approach and measures the loss allowance in an amount equal to the lifetime expected credit losses.

An impairment loss on debt instruments measured at amortized cost is recognized in profit or loss with a corresponding loss allowance that is offset from the carrying amount of the financial asset.

The Company has short-term financial assets such as trade receivables in respect of which the Company applies a simplified approach in IFRS 9 and measures the loss allowance in an amount equal to the lifetime expected credit losses. Trade receivables include original invoiced amounts less an allowance for any potential uncollectible amounts and less invoiced amounts from maintenance and professional services contracts which haven’t been recognized yet. The Company makes estimates of expected credit losses for the allowance for doubtful accounts based upon its assessment of various factors, including historical experience, the age of the trade receivable balances, credit quality of its customers, current economic conditions, reasonable and supportable forecasts of future economic conditions, and other factors that may affect its ability to collect from customers. The estimated credit loss allowance is recorded as general and administrative expenses on the Company’s consolidated statements of profit or loss. Such allowance charge amounted of $ 892 and $ 1,778, respectively for the years ended December 31, 2021 and 2022.

2.	Financial liabilities

a)	Financial liabilities measured at amortized cost:

Financial liabilities are initially recognized at fair value less transaction costs that are directly attributable to the issue of the financial liability.

After initial recognition, the Company measures all financial liabilities at amortized cost using the effective interest rate method, except for financial liabilities at fair value through profit or loss.

b)	Financial liabilities measured at fair value through profit or loss:

At initial recognition, the Company measures financial liabilities that are not measured at amortized cost at fair value. Transaction costs are recognized in profit or loss.

After initial recognition, changes in fair value are recognized in profit or loss, except for put option granted to non-controlling interests.

Put option granted to non-controlling interests:

When the Company grants to non-controlling interests a put option to sell part or all of their interests in a subsidiary, during a certain period, even if such purchase obligation is conditional on the counterparty’s exercise of its contractual right to cause such redemption, if the put option agreement does not transfer to the Company any benefits incidental to ownership of the equity instrument (i.e. the Company does not have a present ownership in the shares concerned) then at the end of each reporting period the non-controlling interests (to which a portion of net profit attributable to non-controlling interests is allocated) are classified as a financial liability, as if such put-able equity instrument was redeemed on that date. The difference between the non-controlling interests carrying amount at the end of the reporting period and the present value of the liability is recognized directly in equity of the Company, under “Additional paid-in capital”.

The Company remeasures the financial liability at the end of each reporting period based on the estimated present value of the consideration to be transferred upon the exercise of the put option.

If the option is exercised in subsequent periods, the consideration paid upon exercise is treated as settlement of the liability. If the put option expires, the liability is settled and a portion of the investment in the subsidiary disposed of, without loss of control therein.

16)	Fair value measurement:

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurement is based on the assumption that the transaction will take place in the asset’s or the liability’s principal market, or in the absence of a principal market, in the most advantageous market.

The fair value of an asset or a liability is measured using the assumptions that market participants would use when pricing the asset or liability, assuming that market participants act in their economic best interest. Fair value measurement of a non-financial asset takes into account a market participant’s ability to generate economic benefits by using the asset in its highest and best use or by selling it to another market participant that would use the asset in its highest and best use. The Company uses valuation techniques that are appropriate in the circumstances and for which sufficient data are available to measure fair value, maximizing the use of relevant observable inputs and minimizing the use of unobservable inputs.

Level 1	-	quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2	-	inputs other than quoted prices included within Level 1 that are observable directly or indirectly.

Level 3	-	inputs that are not based on observable market data (valuation techniques which use inputs that are not based on observable market data).

All assets and liabilities measured at fair value or for which fair value is disclosed are categorized into levels within the fair value hierarchy based on the lowest level input that is significant to the entire fair value measurement:

17)	Provisions:

A provision in accordance with IAS 37 is recognized when the Company has a present (legal or constructive) obligation as a result of a past event, it is expected to require the use of economic resources to clear the obligation and a reliable estimate has been made.

Following are the types of provisions included in the financial statements:

i.	Legal claims:

A provision for claims is recognized when the Company has a present legal or constructive obligation as a result of a past event, it is more likely than not that an outflow of resources embodying economic benefits will be required by the Company to settle the obligation and a reliable estimate can be made of the amount of the obligation.

ii.	Contingent liability recognized in a business combination:

A contingent liability in a business combination is measured at fair value upon initial recognition. In subsequent periods, it is measured at the higher of the amount initially recognized less, when appropriate, cumulative amortization, and the amount that would be recognized at the end of the reporting period in accordance with IAS 37.

18)	Employee benefits:

The Company maintains several employee benefit plans:

i.	Short-term employee benefits:

Short-term employee benefits are benefits that are expected to be settled wholly before twelve months after the end of the annual reporting period in which the employees render the related services. These benefits include salaries, paid annual leave, paid sick leave, recreation and social security contributions and are recognized as expenses as the services are rendered. A liability in respect of a cash bonus or a profit-sharing plan is recognized when the Company has a legal or constructive obligation to make such payment as a result of past service rendered by an employee and a reliable estimate of the amount can be made.

ii.	Post-employment benefits:

The plans are normally financed by contributions to insurance companies and classified as defined contribution plans or as defined benefit plans.

Magic and its Israeli subsidiaries (as defined with respect to their Israeli employee contribution plans pursuant to section 14 of Israel’s Severance Pay Law, 1963 (the “Severance Pay Law”)) pay fixed contributions to those plans and will have no legal or constructive obligation to pay further contributions if the fund into which those contributions are paid does not hold sufficient amounts to pay all employee benefits relating to employee service in the current and prior periods. Contributions to the defined contribution plan in respect of severance or retirement pay are recognized as an expense when contributed concurrently with performance of the employee’s services.

Magic and its Israeli subsidiaries also operate a defined benefit plan in respect of severance or retirement pay to their Israeli employees pursuant to the Severance Pay Law. According to the Severance Pay Law, employees are entitled to severance pay upon dismissal or retirement.

In respect of its severance pay obligation to certain of its employees, the Company makes current deposits in pension funds and insurance companies (the “plan assets”). Plan assets comprise assets held by a long-term employee benefit fund or qualifying insurance policies. Plan assets are not available to the Company’s own creditors and cannot be returned directly to the Company.

The liability for employee benefits shown in the statement of financial position reflects the present value of the defined benefit obligation, less the fair value of the plan assets. Remeasurements of the net liability are recognized in other comprehensive income in the period in which they occur.

The Company’s net obligation for other long-term employee benefits, which is computed based on actuarial assumptions, is for the future benefit due to employees for services rendered in the current period and in prior periods and considering expected salary increases. The amount of these benefits is discounted to its present value. The discount rate is determined by reference at the reporting date to market yields on high quality corporate bonds that are linked to the Consumer Price Index and whose term is consistent with the term of the Company’s obligation.

Remeasurement of the net obligation is recognized to the statement of comprehensive income in the incurred period.

19)	Share-based payment:

The Company’s senior management officers, are entitled to remuneration in the form of equity-settled share-based payment transactions. The cost of equity-settled transactions with employees is measured at the fair value of the equity instruments granted at grant date. The fair value is determined using an acceptable option pricing model.

The cost of equity-settled transactions is recognized in profit or loss together with a corresponding increase in equity during the period which the performance and/or service conditions are to be satisfied ending on the date on which the relevant employees become entitled to the award (“the vesting period”). The cumulative expense recognized for equity-settled transactions at the end of each reporting period until the vesting date reflects the extent to which the vesting period has expired and the Company’s best estimate of the number of equity instruments that will ultimately vest.

No expense is recognized for awards that do not ultimately vest, except for awards where vesting is conditional upon a market condition, which are treated as vesting irrespective of whether the market condition is satisfied, provided that all other vesting conditions (service and/or performance) are satisfied.

The Company recognizes compensation expenses for the value of its awards, which have graded vesting based on the accelerated method over the requisite service period of each of the awards. The Company accounts for forfeitures as they occur.

20)	Earnings per share:

Earnings per share are calculated by dividing the net income attributable to equity holders of the Company by the weighted number of ordinary shares outstanding during the period. Potential ordinary shares are included in the computation of diluted earnings per share when their conversion decreases earnings per share from continuing operations. Potential ordinary shares that are converted during the period are included in diluted earnings per share only until the conversion date and from that date in basic earnings per share. The Company’s share of earnings of subsidiaries is included based on its share of earnings per share of the subsidiaries multiplied by the number of shares held by the Company.

21)	Concentration of credit risk:

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents, short-term bank deposits, trade receivables and foreign currency derivative contracts.

The majority of the Company’s cash and cash equivalents, bank deposits and other financial instruments are invested with major banks in Israel, the United States and across Europe. Management believes that these financial instruments are held in financial institutions with high credit standing, and accordingly, minimal credit risk exists with respect to these investments. Cash and cash equivalents and short-term deposits in the United States may be in excess of insured limits and are not insured in other jurisdictions. Generally, these banks deposits may be redeemed upon demand and therefore bear minimal risk.

The Company’s trade receivables are generally derived from sales to large organizations located mainly in Israel, North America, Europe and Asia Pacific. The Company performs ongoing credit evaluations of its customers using a reliable outside source to determine payment terms and credit limits which are approved based on the size of the customer and to date has not experienced any material losses. In certain circumstances, Magic and its subsidiaries may require letters of credit or other collateral or additional guarantees.

The Company maintains an allowance for credit losses based upon management’s experience and estimate of collectability of each outstanding invoice. The allowance for credit losses is determined with respect to specific debts or which collection is doubtful. The risk of collection associated with accounts receivable is mitigated by the diversity and number of customers.

22)	Liquidity risk:

Liquidity risk arises from managing the Company’s working capital as well as from financial expenses and principal payments of the Company’s debt instruments. Liquidity risk consists of the risk that the Company will have difficulty in fulfilling obligations relating to financial liabilities. The Company’s policy is to ascertain constant cash adequacy needed for settling its liabilities when due. For this purpose, the Company aims to hold cash balances (or adequate credit lines) that will meet anticipated demands.

Magic and its subsidiaries examine cash flow forecasts on a monthly basis as well as information regarding cash balances. As of the reporting date, these forecasts indicate that the Company can expect sufficient liquid sources for covering its entire liabilities under reasonable assumptions.

23)	Reclassification of prior years presentation

Certain prior year amounts have been reclassified for consistency with the current year presentation. These reclassifications had no effect on the reported results of operations.

24)	Disclosure of new standards in the period prior to their adoption

a.	Amendment to IAS 1, “Presentation of Financial Statements”:

In January 2020, the IASB issued an amendment to IAS 1, “Presentation of Financial Statements” regarding the criteria for determining the classification of liabilities as current or non-current (“the Original Amendment”). In October 2022, the IASB issued a subsequent amendment (“the Subsequent Amendment”).

According to the Subsequent Amendment:

●	Only covenants with which an entity must comply on or before the reporting date will affect a liability’s classification as current or non-current.

●	An entity should provide disclosure when a liability arising from a loan agreement is classified as non-current and the entity’s right to defer settlement is contingent on compliance with future covenants within twelve months from the reporting date. This disclosure is required to include information about the covenants and the related liabilities. The disclosures must include information about the nature of the future covenants and when compliance is applicable, as well as the carrying amount of the related liabilities. The purpose of this information is to allow users to understand the nature of the future covenants and to assess the risk that a liability classified as non-current could become repayable within twelve months. Furthermore, if facts and circumstances indicate that an entity may have difficulty in complying with such covenants, those facts and circumstances should be disclosed.

According to the Original Amendment, the conversion option of a liability affects the classification of the entire liability as current or non-current unless the conversion component is an equity instrument.

The Original Amendment and Subsequent Amendment are both effective for annual periods beginning on or after January 1, 2024 and must be applied retrospectively. Early application is permitted.

The Company estimates that the Amendments are not expected to have a material impact on its financial statements.

b.	Amendment to IAS 8, “Accounting Policies, Changes to Accounting Estimates and Errors”:

In February 2021, the IASB issued an amendment to IAS 8, “Accounting Policies, Changes to Accounting Estimates and Errors” (“the Amendment”), in which it introduces a new definition of “accounting estimates”.

Accounting estimates are defined as “monetary amounts in financial statements that are subject to measurement uncertainty”. The Amendment clarifies the distinction between changes in accounting estimates and changes in accounting policies and the correction of errors.

The Amendment is to be applied prospectively for annual reporting periods beginning on or after January 1, 2023 and is applicable to changes in accounting policies and changes in accounting estimates that occur on or after the start of that period. Early application is permitted.

The Company estimates that the initial application of the Amendment is not expected to have a material impact on its financial statements.

c.	Amendment to IAS 12, “Income Taxes”:

In May 2021, the IASB issued an amendment to IAS 12, “Income Taxes” (“IAS 12”), which narrows the scope of the initial recognition exception under IAS 12.15 and IAS 12.24 (“the Amendment”).

According to the recognition guidelines of deferred tax assets and liabilities, IAS 12 excludes recognition of deferred tax assets and liabilities in respect of certain temporary differences arising from the initial recognition of certain transactions. This exception is referred to as the “initial recognition exception”. The Amendment narrows the scope of the initial recognition exception and clarifies that it does not apply to the recognition of deferred tax assets and liabilities arising from transactions that are not a business combination and that give rise to equal taxable and deductible temporary differences, even if they meet the other criteria of the initial recognition exception.

The Amendment applies for annual reporting periods beginning on or after January 1, 2023, with earlier application permitted. In relation to leases and decommissioning obligations, the Amendment is to be applied commencing from the earliest reporting period presented in the financial statements in which the Amendment is initially applied. The cumulative effect of the initial application of the Amendment should be recognized as an adjustment to the opening balance of retained earnings (or another component of equity, as appropriate) at that date.

The Company estimates that the initial application of the Amendment is not expected to have a material impact on its financial statements.

d.	Amendment to IAS 1 - Disclosure of Accounting Policies:

In February 2021, the IASB issued an amendment to IAS 1, “Presentation of Financial Statements” (“the Amendment”), which replaces the requirement to disclose ‘significant’ accounting policies with a requirement to disclose ‘material’ accounting policies. One of the main reasons for the Amendment is the absence of a definition of the term ‘significant’ in IFRS whereas the term ‘material’ is defined in several standards and particularly in IAS 1.

The Amendment is applicable for annual periods beginning on or after January 1, 2023. Early application is permitted.